Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000004265 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004265 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004265 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004265 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.20%
C000004265 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000004265 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004265 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004265 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004266 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004266 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004266 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004266 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.20%
C000004266 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000004266 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004266 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004266 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027580 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027580 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000027580 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027580 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.20%
C000027580 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000027580 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027580 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027580 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137236 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137236 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000137236 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137236 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.20%
C000137236 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000137236 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000137236 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000137236 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137237 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137237 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000137237 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137237 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.20%
C000137237 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000137237 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000137237 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000137237 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004268 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004268 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004268 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004268 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.20%
C000004268 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000004268 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004268 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004268 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004260 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004260 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004260 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004260 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000004260 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000004260 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004260 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000004260 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004261 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004261 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004261 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004261 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000004261 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000004261 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004261 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000004261 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027578 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027578 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000027578 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027578 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000027578 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000027578 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027578 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000027578 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137234 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137234 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000137234 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137234 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000137234 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000137234 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000137234 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000137234 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137235 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137235 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000137235 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137235 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000137235 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000137235 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000137235 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000137235 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004263 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004263 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004263 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004263 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000004263 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000004263 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004263 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000004263 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004255 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004255 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004255 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004255 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000004255 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000004255 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004255 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000004255 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004256 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004256 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004256 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004256 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000004256 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000004256 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004256 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000004256 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027576 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027576 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000027576 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027576 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000027576 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000027576 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027576 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000027576 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000137232 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137232 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000137232 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137232 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000137232 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000137232 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000137232 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000137232 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000137233 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137233 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000137233 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137233 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000137233 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000137233 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000137233 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000137233 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004258 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004258 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004258 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004258 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000004258 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000004258 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004258 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000004258 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004250 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004250 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004250 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004250 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000004250 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000004250 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004250 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000004250 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004251 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004251 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004251 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004251 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000004251 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000004251 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004251 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000004251 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027574 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027574 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000027574 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027574 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000027574 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000027574 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027574 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000027574 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000137230 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137230 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000137230 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137230 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000137230 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000137230 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000137230 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000137230 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000137231 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137231 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000137231 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137231 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000137231 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000137231 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000137231 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000137231 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004253 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004253 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004253 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004253 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000004253 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000004253 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004253 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000004253 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004273 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004273 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004273 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004273 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004273 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000004273 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004273 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000004273 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004274 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004274 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004274 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004274 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004274 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000004274 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004274 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000004274 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027582 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027582 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000027582 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027582 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027582 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000027582 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027582 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000027582 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000137238 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137238 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000137238 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137238 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000137238 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000137238 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000137238 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000137238 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000137239 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137239 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000137239 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000137239 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000137239 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000137239 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000137239 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000137239 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004276 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004276 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000004276 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004276 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004276 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000004276 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004276 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000004276 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.40%